STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

November 14, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:
Post Effective Amendment No. 55 to the Registration Statement on Form N-1A for the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund, each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 55 to the Trust’s Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 59 to the Registration Statement under the Investment Company Act of 1940.

The amendment is being filed pursuant to Rule 485(b)(4).  Accordingly, we hereby represent that the amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary